Commitments and Contingencies (Tables)	6 Months Ended
Sep. 30, 2017
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Rental Payment Under Non-cancellable Operating Lease	Period ending March 31:
2018	$25,106
2019	$60,256
2020	$60,256
2021	$25,107
$170,725